Investment Risks	Apr. 30, 2026
Dan IVES Wedbush AI Revolution ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Dan IVES Wedbush AI Revolution ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Dan IVES Wedbush AI Revolution ETF | AI Technology Risk [Member]
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•        AI Technology Risk.    AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error — potentially materially so — and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources, or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors.

Dan IVES Wedbush AI Revolution ETF | Calculation Methodology Risk [Member]
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•        Calculation Methodology Risk.    The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Dan IVES Wedbush AI Revolution ETF | Concentration Risk [Member]
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•        Concentration Risk.    The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Dan IVES Wedbush AI Revolution ETF | Cybersecurity Risk [Member]
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•        Cybersecurity Risk.    Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, authorized participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

Dan IVES Wedbush AI Revolution ETF | Depositary Receipt Risk [Member]
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•        Depositary Receipt Risk.    Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares. In addition, because the underlying securities of ADRs and global depositary receipts (“GDRs”) trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs and GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for the shares.

Dan IVES Wedbush AI Revolution ETF | Equity Securities Risk [Member]
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•        Equity Securities Risk.    Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. The Fund will primarily invest in common stock equity securities. Common stock is subordinated to preferred stock and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

Dan IVES Wedbush AI Revolution ETF | ETF Risks [Member]
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•        ETF Risks.    The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk.    The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. To the extent securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.

•        Trading.    Although Shares are listed for trading on NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Dan IVES Wedbush AI Revolution ETF | Foreign Securities Risk [Member]
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•        Foreign Securities Risk.    Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Fund Shares may trade on days when foreign exchanges are close. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

•        Emerging Markets Risk.    Emerging markets are generally viewed to include economies in the process of transitioning from lower-income to higher-income status, often characterized by increasing industrialization and improving standards of living. The Fund’s investments in securities of issuers in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation, or currency devaluation.

•        Risks Related to Investing in China.    The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources, and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic, or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. Additionally, from time to time, China has experienced outbreaks of infectious illnesses, including the COVID-19 pandemic, and the country may be subject to other public health threats, diseases or similar issues in the future.

Dan IVES Wedbush AI Revolution ETF | Index Provider Risk [Member]
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•        Index Provider Risk.    There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated, or disseminated accurately. The Index Provider and its agents do not provide any representation or warranty in relation to the quality, accuracy, or completeness of data in the Index, and do not guarantee that the Index will be calculated in accordance with its stated methodology. The Adviser relies upon the Index provider and its agents to accurately compile, maintain, construct, reconstitute, rebalance, compose, calculate, and disseminate the Index accurately. Losses or costs associated with any Index Provider or agent errors generally will be borne by the Fund and its shareholders. To correct any such error, the Index Provider or its agents may carry out an unscheduled rebalance of the Index or other modification of Index constituents or weightings. Unscheduled rebalances also expose the Fund to additional tracking error risk.

Dan IVES Wedbush AI Revolution ETF | Large-Capitalization Investing Risk [Member]
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•        Large-Capitalization Investing Risk.    The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Dan IVES Wedbush AI Revolution ETF | Limited Operating History Risk [Member]
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•        Limited Operating History Risk.    The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Dan IVES Wedbush AI Revolution ETF | Market Risk [Member]
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•        Market Risk.    The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market, and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, and trade tensions. In addition, local, regional, or global events such as war, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities, and the normal operations of securities exchanges and other markets.

Dan IVES Wedbush AI Revolution ETF | Mid- and Small-Capitalization Investing Risk [Member]
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•        Mid- and Small-Capitalization Investing Risk.    The Fund may invest in the securities of mid- and small-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid- and small-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.

Dan IVES Wedbush AI Revolution ETF | Natural Language Processing (NLP) Model Risk [Member]
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•        Natural Language Processing (NLP) Model Risk.    The Index Provider uses NLP models to assist in the development of the Fund’s Index. The Index Provider’s description of the investment theme is used by the NLP screening models to identify relevant companies for index consideration. The investment theme must be accurately described in order for the NLP models to identify companies that reflect the themes of the Index. If the description of the theme is incorrect or incomplete, the NLP model may identify companies that are not relevant to the Fund’s investment theme or fail to identify companies that are relevant. As a result, securities may be included in or excluded from the Index that would have been excluded or included had the description of the theme been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors. There is no guarantee that the Index will reflect the theme exposures intended. The Index Provider relies on the integrity of the data being analyzed and its review processes could be adversely affected if erroneous or outdated data is utilized.

Dan IVES Wedbush AI Revolution ETF | New Adviser Risk [Member]
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•        New Adviser Risk.    The Adviser has only recently begun serving as an investment adviser to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

Dan IVES Wedbush AI Revolution ETF | Non-Diversification Risk [Member]
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•        Non-Diversification Risk.    Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Dan IVES Wedbush AI Revolution ETF | Passive Investment Risk [Member]
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•        Passive Investment Risk.    The Fund is not actively managed, and the Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower, or more volatile than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Dan IVES Wedbush AI Revolution ETF | Securities Lending Risk [Member]
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•        Securities Lending Risk.    The Fund may engage in securities lending. The Fund may lose money if the borrower of the loaned securities delays returning in a timely manner or fails to return the loaned securities. Securities lending involves the risk that the Fund could lose money in the event of a decline in the value of collateral provided for loaned securities. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from a borrower. To the extent that the value or return of the Fund’s investment of the cash collateral declines below the amount owed to the borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

Dan IVES Wedbush AI Revolution ETF | Tax Risk [Member]
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•        Tax Risk.    To qualify as a regulated investment company (“RIC”), the Fund must satisfy certain source-of-income, asset diversification, and distribution requirements. In particular, the Fund must diversify its holdings so that at the end of each quarter of its taxable year: (A) at least 50% of the value of the Fund’s total assets consists of cash, cash items, U.S. government securities, the securities of other RICs and “other securities,” provided that such “other securities” do not include the securities of any one issuer that represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (B) no more than 25% of the value of the Fund’s assets may be invested in (i) securities (excluding U.S. government securities and securities of other RICs) of any one issuer, (ii) the securities (excluding securities of other RICs) of any two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and are engaged in the same or similar or related trades or business, or (iii) the securities of one or more “qualified publicly traded partnerships.” While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it may be forced to dispose of certain assets at prices that, from an investment standpoint, are not advantageous. If the Fund were to fail to satisfy the diversification or other requirements to be treated as a RIC and certain relief provisions were unable to be satisfied, it would be subject to U.S. federal income tax imposed at corporate rates, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Dan IVES Wedbush AI Revolution ETF | Technology Companies Risk [Member]
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•        Technology Companies Risk.    Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains, and personnel. These companies typically face intense competition, potentially rapid product obsolescence, and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

Dan IVES Wedbush AI Revolution ETF | Thematic Investing Risk [Member]
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•        Thematic Investing Risk.    The Fund relies on the Index Provider to identify securities that reflect the relevant theme (AI) for inclusion in the Index. There is no guarantee that the Index or the Fund will reflect the intended theme exposures. The Fund’s performance may suffer if such securities are not correctly identified, if a theme develops in an unexpected manner, or if securities in the Index do not benefit from the development of a theme. The Fund’s performance may also be impacted if securities that are not related to the theme are included in the Index.

Dan IVES Wedbush AI Revolution ETF | Tracking Error Risk [Member]
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•        Tracking Error Risk.    As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund intends to invest in a variety of securities, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | AI Risk [Member]
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•        AI Risk.    The Index uses large language models and generative AI to create the ROL composite scores upon which inclusion in the Index is based. AI models may rely on techniques such as natural language processing and machine learning which are less transparent or interpretable and may produce unexpected results, which could adversely impact the Fund. If the content, analyses, or recommendations of the AI models used by the Index are or are alleged to be deficient, inaccurate, or biased, the Fund may be adversely affected. Additionally, AI tools used by the Index Provider, Adviser, or Indiggo may produce inaccurate, misleading, or incomplete responses that could lead to errors in decision-making, portfolio management or other business activities, which could have a negative impact on the performance of the Fund. There is no guarantee that the Index will reflect the exposures intended. The Index Provider relies on the integrity of the data being analyzed and its review processes could be adversely affected if erroneous or outdated data is utilized.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Calculation Methodology Risk [Member]
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•        Calculation Methodology Risk.    The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Cash Transaction Risk [Member]
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•        Cash Transaction Risk.    The Fund may require all APs to purchase Creation Units in cash when portfolio management believes it is in the best interest of the Fund. Cash purchases may cause the Fund to incur portfolio transaction fees or charges or delays in investing the cash that it would otherwise not incur if a purchase was made on an in-kind basis. To the extent the Fund determines to effect a Creation Unit redemption on a cash basis, it may be less tax-efficient for the Fund compared to an in-kind redemption and may cause the Fund to incur portfolio transaction fees or charges it would not otherwise incur with an in-kind redemption, to the extent such fees or charges are not offset by the redemption transaction fee paid by APs. In addition, the Fund’s use of cash transactions may result in wider bid-ask spreads in Fund shares trading in the secondary market as compared to ETFs that transact exclusively on an in-kind basis.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Concentration Risk [Member]
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•        Concentration Risk.    The Fund’s investments may be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Cybersecurity Risk [Member]
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•        Cybersecurity Risk.    Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, authorized participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Equity Securities Risk [Member]
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•        Equity Securities Risk.    Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. The Fund will primarily invest in common stock equity securities. Common stock is subordinated to preferred stock and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | ETF Risks [Member]
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•        ETF Risks.    The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk.    The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•        Trading.    Although Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade at any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Index Provider Risk [Member]
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•        Index Provider Risk.    There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated, or disseminated accurately. The Index Provider and its agents do not provide any representation or warranty in relation to the quality, accuracy, or completeness of data in the Index, and do not guarantee that the Index will be calculated in accordance with its stated methodology. The Adviser relies upon the Index Provider and its agents to accurately compile, maintain, construct, reconstitute, rebalance, compose, calculate, and disseminate the Index accurately. Losses or costs associated with any Index Provider or agent errors generally will be borne by the Fund and its shareholders.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Large-Capitalization Investing Risk [Member]
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•        Large-Capitalization Investing Risk.    The Fund will invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Limited Operating History Risk [Member]
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•        Limited Operating History Risk.    The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Market Risk [Member]
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•        Market Risk.    The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market, and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, and trade tensions. In addition, local, regional, or global events such as war, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities, and the normal operations of securities exchanges and other markets.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | New Adviser Risk [Member]
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•        New Adviser Risk.    The Adviser has only recently begun serving as an investment adviser to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Non-Diversification Risk [Member]
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•        Non-Diversification Risk.    Although the Fund intends to invest in a variety of securities, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Passive Investment Risk.    The Fund is not actively managed, and the Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower or more volatile than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | ROL Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        ROL Model Risk.    Proprietary models, such as the ROL model, that may be used to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors, may not adequately take into account certain factors, and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. The markets or prices of individual securities may be affected by factors not foreseen in developing the models. The equity securities of companies with favorable ROL attributes may underperform the stock market as a whole. As a result, the Fund may underperform other funds that do not screen companies based on ROL attributes.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Securities Lending Risk.    The Fund may engage in securities lending. The Fund may lose money if the borrower of the loaned securities delays returning in a timely manner or fails to return the loaned securities. Securities lending involves the risk that the Fund could lose money in the event of a decline in the value of collateral provided for loaned securities. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from a borrower. To the extent that the value or return of the Fund’s investment of the cash collateral declines below the amount owed to the borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Tax Risk.    To qualify as a regulated investment company (“RIC”), the Fund must satisfy certain source-of-income, asset diversification, and distribution requirements. In particular, the Fund must diversify its holdings so that at the end of each quarter of its taxable year: (A) at least 50% of the value of the Fund’s total assets consists of cash, cash items, U.S. government securities, the securities of other RICs, and “other securities,” provided that such “other securities” do not include the securities of any one issuer that represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (B) no more than 25% of the value of the Fund’s assets may be invested in (i) securities (excluding U.S. government securities and securities of other RICs) of any one issuer, (ii) the securities (excluding securities of other RICs) of any two or more issuers that are controlled, as determined under applicable Internal Revenue Code (the “Code”) rules, by the Fund and are engaged in the same or similar or related trades or business, or (iii) the securities of one or more “qualified publicly traded partnerships.” While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it may be forced to dispose of certain assets at prices that, from an investment standpoint, are not advantageous. If the Fund were to fail to satisfy the diversification or other requirements to be treated as a RIC and certain relief provisions were unable to be satisfied, it would be subject to U.S. federal income tax imposed at corporate rates, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Tracking Error Risk.    As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Wedbush LAFFER|TENGLER New Era Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Wedbush LAFFER|TENGLER New Era Value ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Active Management Risk.    As an actively managed investment portfolio, the Fund is subject to decisions made by the Adviser’s or Sub-Adviser’s portfolio managers. The Adviser’s or Sub-Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s or Sub-Adviser’s judgments about the attractiveness and potential returns for specific investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser’s investment strategy will produce the desired results.

Wedbush LAFFER|TENGLER New Era Value ETF | Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]
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•        Cash and Cash Equivalents Risk.    Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Wedbush LAFFER|TENGLER New Era Value ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Cybersecurity Risk.    Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, authorized participants (“Authorized Participants”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

Wedbush LAFFER|TENGLER New Era Value ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Equity Securities Risk.    Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. The Fund will primarily invest in common stock equity securities. Common stock is subordinated to preferred stock and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

Wedbush LAFFER|TENGLER New Era Value ETF | Exchange-Traded Fund ( [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Exchange-Traded Fund (“ETF”) Risk.    The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. To the extent securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.

•        Trading.    Although Shares are listed for trading on NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Wedbush LAFFER|TENGLER New Era Value ETF | Growth Stock Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Growth Stock Investment Risk.    The Fund may invest in certain dividend-paying stocks generally viewed by the market as “growth stocks” but which, as a result of market events or events relating specifically to that stock, have become undervalued in the Sub-Adviser’s opinion. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using traditional valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.

Wedbush LAFFER|TENGLER New Era Value ETF | High Dividend Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        High Dividend Style Risk.    While the Fund may hold securities of companies that have historically paid a high dividend yield or the Sub-Adviser determines appears likely to pay a high dividend in the future, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Wedbush LAFFER|TENGLER New Era Value ETF | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Large-Capitalization Investing Risk.    The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Wedbush LAFFER|TENGLER New Era Value ETF | Market Risk [Member]
Prospectus [Line Items]
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•        Market Risk.    The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market, and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, and trade tensions. In addition, local, regional, or global events such as war, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities, and the normal operations of securities exchanges and other markets.

Wedbush LAFFER|TENGLER New Era Value ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Securities Lending Risk.    The Fund may engage in securities lending. The Fund may lose money if the borrower of the loaned securities delays returning in a timely manner or fails to return the loaned securities. Securities lending involves the risk that the Fund could lose money in the event of a decline in the value of collateral provided for loaned securities. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from a borrower. To the extent that the value or return of the Fund’s investment of the cash collateral declines below the amount owed to the borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

Wedbush LAFFER|TENGLER New Era Value ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Tax Risk.    To qualify as a regulated investment company (“RIC”), the Fund must satisfy certain source-of-income, asset diversification, and distribution requirements. In particular, the Fund must diversify its holdings so that at the end of each quarter of its taxable year: (A) at least 50% of the value of the Fund’s total assets consists of cash, cash items, U.S. government securities, the securities of other RICs, and “other securities,” provided that such “other securities” do not include the securities of any one issuer that represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (B) no more than 25% of the value of the Fund’s assets may be invested in (i) securities (excluding U.S. government securities and securities of other RICs) of any one issuer, (ii) the securities (excluding securities of other RICs) of any two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and are engaged in the same or similar or related trades or business, or (iii) the securities of one or more “qualified publicly traded partnerships.” The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy. If the Fund were to fail to satisfy the diversification requirements, it may be forced to dispose of certain assets at prices that, from an investment standpoint, are not advantageous. If the Fund were to fail to satisfy the diversification or other requirements to be treated as a RIC and certain relief provisions were unable to be satisfied, it would be subject to U.S. federal income tax imposed at corporate rates, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Wedbush LAFFER|TENGLER New Era Value ETF | Value Stock Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Value Stock Investment Risk.    Value stocks may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a value stock may not meet portfolio management’s perceived value assessment of that stock, or may decline in price, even though portfolio management believes the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to portfolio management’s perceived value. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

Dan IVES Wedbush AI Power & Infrastructure ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Dan IVES Wedbush AI Power & Infrastructure ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Dan IVES Wedbush AI Power & Infrastructure ETF | AI Infrastructure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        AI Infrastructure Risk.    The Fund’s strategy of emphasizing investments in AI infrastructure companies means that the performance of the Fund will be closely tied to the performance of industry sectors that are expected to benefit from the growth of AI-capable data centers and related technology and energy infrastructure. Investing in companies that are expected to benefit from the same macro theme means that some of the Fund’s investments may be similarly affected by certain market, economic, political, or social developments. The risks of emphasizing AI-capable data centers and companies that provide critical infrastructure to such companies include a slower adoption rate of AI that results in lower capital spending on AI infrastructure; the development of large language models that require less AI infrastructure for similar output; and the emergence of alternative energy technology that generates reliable electricity.

Dan IVES Wedbush AI Power & Infrastructure ETF | AI Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        AI Technology Risk.    AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error — potentially materially so — and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources, or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries, or sectors.

Dan IVES Wedbush AI Power & Infrastructure ETF | Calculation Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Calculation Methodology Risk.    The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Dan IVES Wedbush AI Power & Infrastructure ETF | China Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        China Risk.    The Fund invests in many issuers with significant operations in China or that rely extensively upon Chinese suppliers of goods and/or services (collectively, “China-Exposed Issuers”). The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources, and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic, or social instability, or other developments could adversely affect China-Exposed Issuers. Additionally, from time to time, China has experienced outbreaks of infectious illnesses, including the COVID-19 pandemic, and the country may be subject to other public health threats, diseases, or similar issues in the future.

Dan IVES Wedbush AI Power & Infrastructure ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Concentration Risk.    The Fund’s investments will be concentrated (i.e., the Fund will invest more than 25% of its net assets) in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

•        Industrials Sector Risk:    The Fund’s assets will be concentrated in the industrials sector, which means the Fund will be more affected by the performance of the industrials sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products and services in general. Government regulation, world events, exchange rates and economic conditions, technological developments, and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies, because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, another component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.

•        Electrical Equipment Industry Risk:    Within the industrials sector, the Fund’s assets will be concentrated in electrical equipment industry. The electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls, and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund.

•        Utilities Sector Risk.    The Fund’s assets may at times be concentrated in the utilities sector, which means the Fund will be more affected by the performance of the utilities sector than a fund that is more diversified. Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations; increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment, or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval for rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues, and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Dan IVES Wedbush AI Power & Infrastructure ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Cybersecurity Risk.    Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, authorized participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

Dan IVES Wedbush AI Power & Infrastructure ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Depositary Receipt Risk.    Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares. In addition, because the underlying securities of ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs and GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for the shares. Depositary receipts may be listed on national securities exchanges or unlisted. The Adviser will determine the liquidity of unlisted Depositary Receipts pursuant to procedures established by the Trust’s Board of Trustees. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities.

Dan IVES Wedbush AI Power & Infrastructure ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Equity Securities Risk.    Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. The Fund will primarily invest in common stock equity securities. Common stock is subordinated to preferred stock and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

Dan IVES Wedbush AI Power & Infrastructure ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

•        ETF Risks.    The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk.    The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. To the extent securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.

•        Trading.    Although Shares are listed for trading on NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Dan IVES Wedbush AI Power & Infrastructure ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Foreign Securities Risk.    Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Fund Shares may trade on days when foreign exchanges are closed. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

•        Emerging Markets Risks.    Emerging markets are generally viewed to include economies in the process of transitioning from lower-income to higher-income status, often characterized by increasing industrialization and improving standards of living. The Fund’s investments in securities of issuers in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation, or currency devaluation.

•        Europe Risk.    The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund may invest in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years, and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.

•        Risks Related to Investing in China.    The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources, and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund may invest. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries, and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, and control the rate of inflation or otherwise regulate economic expansion, and it may take such actions in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China and the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic, or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund may invest. Additionally, from time to time, China has experienced outbreaks of infectious illnesses, including COVID-19, and the country may be subject to other public health threats, diseases, or similar issues in the future.

Dan IVES Wedbush AI Power & Infrastructure ETF | Index Provider Risk [Member]
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•        Index Provider Risk.    There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated, or disseminated accurately. The Index Provider and its agents do not provide any representation or warranty in relation to the quality, accuracy, or completeness of data in the Index, and do not guarantee that the Index will be calculated in accordance with its stated methodology. The Adviser relies upon the Index Provider and its agents to accurately compile, maintain, construct, reconstitute, rebalance, compose, calculate, and disseminate the Index accurately. Losses or costs associated with any Index Provider or agent errors generally will be borne by the Fund and its shareholders. To correct any such error, the Index Provider or its agents may carry out an unscheduled rebalance of the Index or other modification of Index constituents or weightings. Unscheduled rebalances also expose the Fund to additional tracking error risk.

Dan IVES Wedbush AI Power & Infrastructure ETF | Large-Capitalization Investing Risk [Member]
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•        Large-Capitalization Investing Risk.    The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Dan IVES Wedbush AI Power & Infrastructure ETF | Limited Operating History Risk [Member]
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•        Limited Operating History Risk.    The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Dan IVES Wedbush AI Power & Infrastructure ETF | Market Risk [Member]
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•        Market Risk.    The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

Dan IVES Wedbush AI Power & Infrastructure ETF | Mid- and Small-Capitalization Investing Risk [Member]
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•        Mid- and Small-Capitalization Investing Risk.    The Fund may invest in the securities of mid- and small-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid- and small-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.

Dan IVES Wedbush AI Power & Infrastructure ETF | Natural Language Processing (NLP) Model Risk [Member]
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•        Natural Language Processing (NLP) Model Risk.    The Index Provider uses NLP models to assist in the development of the Fund’s Index. The Index Provider’s description of the investment theme is used by the NLP screening models to identify relevant companies for index consideration. The investment theme must be accurately described in order for the NLP models to identify companies that reflect the themes of the Index. If the description of the theme is incorrect or incomplete, the NLP model may identify companies that are not relevant to the Fund’s investment theme or fail to identify companies that are relevant. As a result, securities may be included in or excluded from the Index that would have been excluded or included had the description of the theme been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors. There is no guarantee that the Index will reflect the theme exposures intended. The Index Provider relies on the integrity of the data being analyzed and its review processes could be adversely affected if erroneous or outdated data is utilized.

Dan IVES Wedbush AI Power & Infrastructure ETF | New Adviser Risk [Member]
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•        New Adviser Risk.    The Adviser has only recently begun serving as an investment adviser to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

Dan IVES Wedbush AI Power & Infrastructure ETF | Non-Diversification Risk [Member]
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•        Non-Diversification Risk.    Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Dan IVES Wedbush AI Power & Infrastructure ETF | Passive Investment Risk [Member]
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•        Passive Investment Risk.    The Fund is not actively managed, and the Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology. In the event that constituent companies are added to, or removed from, the AI Power Report, the Fund will not acquire or sell shares of the companies until the Index is reconstituted and the companies are added to, or removed from, the Index, accordingly. As a result, the Fund’s performance may be affected negatively if the value of a Fund holding declines before it is removed from the Index due to its removal from the AI Power Report.

In addition, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower or more volatile than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Dan IVES Wedbush AI Power & Infrastructure ETF | Securities Lending Risk [Member]
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•        Securities Lending Risk.    The Fund may engage in securities lending. The Fund may lose money if the borrower of the loaned securities delays returning in a timely manner or fails to return the loaned securities. Securities lending involves the risk that the Fund could lose money in the event of a decline in the value of collateral provided for loaned securities. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from a borrower. To the extent that the value or return of the Fund’s investment of the cash collateral declines below the amount owed to the borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

Dan IVES Wedbush AI Power & Infrastructure ETF | Tax Risk [Member]
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•        Tax Risk.    To qualify as a regulated investment company (“RIC”), the Fund must satisfy certain source-of-income, asset diversification, and distribution requirements. In particular, the Fund must diversify its holdings so that at the end of each quarter of its taxable year: (A) at least 50% of the value of the Fund’s total assets consists of cash, cash items, U.S. government securities, the securities of other RICs, and “other securities,” provided that such “other securities” do not include the securities of any one issuer that represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (B) no more than 25% of the value of the Fund’s assets may be invested in (i) securities (excluding U.S. government securities and securities of other RICs) of any one issuer, (ii) the securities (excluding securities of other RICs) of any two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and are engaged in the same or similar or related trades or business, or (iii) the securities of one or more “qualified publicly traded partnerships.” While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it may be forced to dispose of certain assets at prices that, from an investment standpoint, are not advantageous. If the Fund were to fail to satisfy the diversification or other requirements to be treated as a RIC and certain relief provisions were unable to be satisfied, it would be subject to U.S. federal income tax imposed at corporate rates, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Dan IVES Wedbush AI Power & Infrastructure ETF | Technology Companies Risk [Member]
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•        Technology Companies Risk.    Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains, and personnel. These companies typically face intense competition, potentially rapid product obsolescence, and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

Dan IVES Wedbush AI Power & Infrastructure ETF | Thematic Investing Risk [Member]
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•        Thematic Investing Risk.    The Fund relies on the Index Provider to identify securities that reflect the relevant theme (AI) for inclusion in the Index. There is no guarantee that the Index or the Fund will reflect the intended theme exposures. The Fund’s performance may suffer if such securities are not correctly identified, if a theme develops in an unexpected manner, or if securities in the Index do not benefit from the development of a theme. The Fund’s performance may also be impacted if securities that are not related to the theme are included in the Index.

Dan IVES Wedbush AI Power & Infrastructure ETF | Tracking Error Risk [Member]
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•        Tracking Error Risk.    As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.